Income Taxes - Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 256	$ (33,803)	$ (176,157)
International	22,694	12,914	14,561
Income (loss) before income taxes	$ 22,950	$ (20,889)	$ (161,596)